Earnings Per Share (Reconciliation of Net Income (Loss) for Continuing and Discontinued Operations) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Loss from continuing operations	$ (539)	$ (1,422)	$ 5,966	$ (17,811)
Preferred stock dividends	(1,878)		(7,335)	(5,208)
Loss from discontinued operations, net of tax			(13,428)	(4,892)
Net loss attributable to AdCare Health Systems, Inc. common stockholders	$ (2,830)	$ (3,727)	$ (14,797)	$ (28,726)
Denominator:
Basic earnings per share - weighted average shares (in shares)	19,825	19,885	19,892	19,680
Diluted earnings per share—adjusted weighted average shares (in shares)	19,825	19,885	19,892	19,680
Basic and diluted loss per share:
Loss from continuing operations attributable to AdCare	$ (0.12)	$ (0.16)
Loss from discontinuing operations (in dollars per share)	(0.02)	(0.03)	$ (0.67)	$ (0.29)
Net Loss per Common Share-Basic (in dollars per share)	$ (0.14)	$ (0.19)	$ (0.74)	$ (1.46)
Continuing Operations
Numerator:
Loss from continuing operations			$ 5,966	$ (17,811)
Preferred stock dividends			(7,335)	(5,208)
Net loss attributable to AdCare Health Systems, Inc. common stockholders	$ (2,417)	$ (3,199)	$ (1,369)	$ (23,019)
Denominator:
Diluted earnings per share—adjusted weighted average shares (in shares)			19,892	19,680